Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND
Entity Central Index Key	0001383496
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000047995 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Core AlphaDEX® Fund
Class Name	First Trust Large Cap Core AlphaDEX® Fund
Trading Symbol	FEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.01% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 19.56% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector with an average weight of 17.1%, and contributed 4.5% to the Fund’s overall return. With an average weight of 15.1%, investments in the Information Technology sector contributed 7.9% to the Fund’s overall return, which was the greatest contribution of any sector. With an average weight of 4.4%, investments in the Communication Services sector contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Large Cap Core AlphaDEX® Fund	23.01%	10.83%	12.67%
Nasdaq AlphaDEX Large Cap CoreTM Index	23.75%	11.49%	13.36%
Nasdaq US 500 Large CapTM Index	17.80%	12.35%	15.04%
S&P 500® Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEX for more recent performance information.
Net Assets	$ 1,565,948,975
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 7,167,515
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,565,948,975
Total number of portfolio holdings	377
Total advisory fee paid	$7,167,515
Portfolio turnover rate	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	0.6%
Accenture PLC, Class A	0.6%
PayPal Holdings, Inc.	0.6%
Regeneron Pharmaceuticals, Inc.	0.6%
ConocoPhillips	0.5%
Global Payments, Inc.	0.5%
Fidelity National Information Services, Inc.	0.5%
EOG Resources, Inc.	0.5%
Travelers (The) Cos., Inc.	0.5%
AT&T, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	0.6%
Accenture PLC, Class A	0.6%
PayPal Holdings, Inc.	0.6%
Regeneron Pharmaceuticals, Inc.	0.6%
ConocoPhillips	0.5%
Global Payments, Inc.	0.5%
Fidelity National Information Services, Inc.	0.5%
EOG Resources, Inc.	0.5%
Travelers (The) Cos., Inc.	0.5%
AT&T, Inc.	0.5%

C000047996 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Core AlphaDEX® Fund
Class Name	First Trust Mid Cap Core AlphaDEX® Fund
Trading Symbol	FNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$64(1)	0.57%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	0.57%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.25% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 20.92% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 20.6%, which contributed 4.8% to Fund’s overall return, which was the greatest of any sector. With an average weight of 4.1%, investments in the Consumer Staples sector contributed -0.3% to the Fund’s overall return, which was the most negative return contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Mid Cap Core AlphaDEX® Fund	23.25%	8.86%	11.72%
Nasdaq AlphaDEX Mid Cap CoreTM Index	24.01%	9.54%	12.43%
Nasdaq US 600 Mid CapTM Index	21.51%	6.75%	10.78%
S&P MidCap 400® Index	20.92%	8.47%	10.91%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNX for more recent performance information.
Net Assets	$ 1,374,486,934
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 6,226,984
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,374,486,934
Total number of portfolio holdings	452
Total advisory fee paid	$6,226,984
Portfolio turnover rate	100%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
EPAM Systems, Inc.	0.5%
Lithia Motors, Inc.	0.5%
HF Sinclair Corp.	0.5%
Genpact Ltd.	0.5%
SM Energy Co.	0.5%
Ovintiv, Inc.	0.4%
ADT, Inc.	0.4%
Permian Resources Corp., Class A	0.4%
CF Industries Holdings, Inc.	0.4%
Asbury Automotive Group, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
EPAM Systems, Inc.	0.5%
Lithia Motors, Inc.	0.5%
HF Sinclair Corp.	0.5%
Genpact Ltd.	0.5%
SM Energy Co.	0.5%
Ovintiv, Inc.	0.4%
ADT, Inc.	0.4%
Permian Resources Corp., Class A	0.4%
CF Industries Holdings, Inc.	0.4%
Asbury Automotive Group, Inc.	0.4%

C000047997 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Core AlphaDEX® Fund
Class Name	First Trust Small Cap Core AlphaDEX® Fund
Trading Symbol	FYX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$70	0.57%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 45.58% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P SmallCap 600® Index, which returned 33.64% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 19.5%, which contributed 6.2% to the Fund’s overall return. With an average weight of 13.7%, investments in the Health Care sector contributed 8.1% to the Fund’s overall return, which was the greatest of any sector. No sector represented a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Small Cap Core AlphaDEX® Fund	45.58%	10.49%	12.39%
Nasdaq AlphaDEX Small Cap CoreTM Index	46.60%	11.23%	13.14%
Nasdaq US 700 Small CapTM Index	36.82%	7.73%	11.70%
S&P SmallCap 600® Index	33.64%	7.48%	10.75%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYX for more recent performance information.
Net Assets	$ 1,376,674,389
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 5,256,295
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,376,674,389
Total number of portfolio holdings	527
Total advisory fee paid	$5,256,295
Portfolio turnover rate	102%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CBIZ, Inc.	0.5%
Everforth, Inc.	0.5%
PBF Energy, Inc., Class A	0.5%
Par Pacific Holdings, Inc.	0.5%
CONMED Corp.	0.5%
Dorian LPG Ltd.	0.4%
DXC Technology Co.	0.4%
International Seaways, Inc.	0.4%
Korn Ferry	0.4%
Acadian Asset Management, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CBIZ, Inc.	0.5%
Everforth, Inc.	0.5%
PBF Energy, Inc., Class A	0.5%
Par Pacific Holdings, Inc.	0.5%
CONMED Corp.	0.5%
Dorian LPG Ltd.	0.4%
DXC Technology Co.	0.4%
International Seaways, Inc.	0.4%
Korn Ferry	0.4%
Acadian Asset Management, Inc.	0.4%

C000047998 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Value AlphaDEX® Fund
Class Name	First Trust Large Cap Value AlphaDEX® Fund
Trading Symbol	FTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$66	0.57%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.11% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Value Index, which returned 19.71% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.4% and contributed 4.9% to the Fund’s overall return. With an average weight of 11.4%, investments in the Health Care sector contributed 5.7% to the Fund’s overall return, which was the greatest of any sector. No sector contributed a negative return to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Large Cap Value AlphaDEX® Fund	30.11%	11.16%	11.34%
Nasdaq AlphaDEX Large Cap ValueTM Index	30.95%	11.84%	12.05%
Nasdaq US 500 Large Cap ValueTM Index	28.48%	11.46%	12.56%
S&P 500® Index	19.56%	12.86%	15.08%
S&P 500® Value Index	19.71%	11.57%	11.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTA for more recent performance information.
Net Assets	$ 1,398,022,182
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 6,147,891
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,398,022,182
Total number of portfolio holdings	189
Total advisory fee paid	$6,147,891
Portfolio turnover rate	83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	1.2%
Accenture PLC, Class A	1.1%
PayPal Holdings, Inc.	1.1%
ConocoPhillips	1.0%
Global Payments, Inc.	1.0%
General Motors Co.	1.0%
Fidelity National Information Services, Inc.	1.0%
EOG Resources, Inc.	1.0%
Travelers (The) Cos., Inc.	1.0%
AT&T, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	1.2%
Accenture PLC, Class A	1.1%
PayPal Holdings, Inc.	1.1%
ConocoPhillips	1.0%
Global Payments, Inc.	1.0%
General Motors Co.	1.0%
Fidelity National Information Services, Inc.	1.0%
EOG Resources, Inc.	1.0%
Travelers (The) Cos., Inc.	1.0%
AT&T, Inc.	1.0%

C000047999 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap Growth AlphaDEX® Fund
Class Name	First Trust Large Cap Growth AlphaDEX® Fund
Trading Symbol	FTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.88% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Growth Index, which returned 19.42% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 25.9%, and contributed 9.9% to the Fund’s overall return. Investments in the Communication Services, with an average weight of 4.8%, contributed -1.2% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Large Cap Growth AlphaDEX® Fund	12.88%	9.80%	13.59%
Nasdaq AlphaDEX Large Cap GrowthTM Index	13.55%	10.45%	14.28%
Nasdaq US 500 Large Cap GrowthTM Index	13.98%	12.62%	16.76%
S&P 500® Index	19.56%	12.86%	15.08%
S&P 500® Growth Index	19.42%	13.32%	17.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTC for more recent performance information.
Net Assets	$ 1,318,673,505
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 6,343,316
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,318,673,505
Total number of portfolio holdings	189
Total advisory fee paid	$6,343,316
Portfolio turnover rate	113%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Incyte Corp.	1.0%
Fortinet, Inc.	1.0%
Datadog, Inc., Class A	1.0%
eBay, Inc.	1.0%
Interactive Brokers Group, Inc., Class A	1.0%
Morgan Stanley	1.0%
EMCOR Group, Inc.	0.9%
Cincinnati Financial Corp.	0.9%
United Rentals, Inc.	0.9%
Ross Stores, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Incyte Corp.	1.0%
Fortinet, Inc.	1.0%
Datadog, Inc., Class A	1.0%
eBay, Inc.	1.0%
Interactive Brokers Group, Inc., Class A	1.0%
Morgan Stanley	1.0%
EMCOR Group, Inc.	0.9%
Cincinnati Financial Corp.	0.9%
United Rentals, Inc.	0.9%
Ross Stores, Inc.	0.9%

C000048000 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap Value AlphaDEX® Fund
Class Name	First Trust Multi Cap Value AlphaDEX® Fund
Trading Symbol	FAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$75(1)	0.65%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 75	[2]
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.17% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P Composite 1500® Value Index, which returned 20.19% for the same Period.
During the Period, the average allocation to the Financials sector was 22.7%, the greatest of any sector, and contributed 5.8% to the Fund’s overall return. With an average weight of 11.5%, investments in the Energy sector contributed 6.0% to the Fund’s overall return, the greatest contribution to the Fund’s overall return. No sector represented a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Multi Cap Value AlphaDEX® Fund	30.17%	10.20%	10.83%
Nasdaq AlphaDEX Multi Cap ValueTM Index	31.11%	10.95%	11.62%
Nasdaq US Multi Cap ValueTM Index	28.66%	11.13%	12.33%
S&P Composite 1500® Index	19.97%	12.48%	14.72%
S&P Composite 1500® Value Index	20.19%	11.36%	11.73%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAB for more recent performance information.
Net Assets	$ 168,465,133
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 649,600
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$168,465,133
Total number of portfolio holdings	676
Total advisory fee paid	$649,600
Portfolio turnover rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	0.6%
Accenture PLC, Class A	0.6%
PayPal Holdings, Inc.	0.6%
Global Payments, Inc.	0.5%
ConocoPhillips	0.5%
General Motors Co.	0.5%
Fidelity National Information Services, Inc.	0.5%
EOG Resources, Inc.	0.5%
Travelers (The) Cos., Inc.	0.5%
AT&T, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	0.6%
Accenture PLC, Class A	0.6%
PayPal Holdings, Inc.	0.6%
Global Payments, Inc.	0.5%
ConocoPhillips	0.5%
General Motors Co.	0.5%
Fidelity National Information Services, Inc.	0.5%
EOG Resources, Inc.	0.5%
Travelers (The) Cos., Inc.	0.5%
AT&T, Inc.	0.5%

C000048001 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap Growth AlphaDEX® Fund
Class Name	First Trust Multi Cap Growth AlphaDEX® Fund
Trading Symbol	FAD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$66(1)	0.59%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 66	[3]
Expense Ratio, Percent	0.59%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.09% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P Composite 1500® Growth Index, which returned 19.78% for the same Period.
During the Period, the Fund’s greatest allocation was to the Industrials sector. The Industrials sector received an average allocation of 25.2% and contributed 6.4% to the Fund’s overall return. With an average weight of 21.1%, investments in the Information Technology sector contributed 9.0% to the Fund’s overall return, the greatest contribution of the Fund’s overall return. With an average weight of 1.7%, investments in the Utilities sector contributed -0.3% to the Fund’s overall return, the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Multi Cap Growth AlphaDEX® Fund	22.09%	9.34%	13.57%
Nasdaq AlphaDEX Multi Cap GrowthTM Index	22.86%	10.05%	14.33%
Nasdaq US Multi Cap GrowthTM Index	14.38%	11.92%	16.18%
S&P Composite 1500® Index	19.97%	12.48%	14.72%
S&P Composite 1500® Growth Index	19.78%	12.86%	16.87%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAD for more recent performance information.
Net Assets	$ 577,445,793
Holdings Count | Holding	678
Advisory Fees Paid, Amount	$ 2,079,056
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$577,445,793
Total number of portfolio holdings	678
Total advisory fee paid	$2,079,056
Portfolio turnover rate	106%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Incyte Corp.	0.5%
Fortinet, Inc.	0.5%
Datadog, Inc., Class A	0.5%
eBay, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
Morgan Stanley	0.5%
EMCOR Group, Inc.	0.5%
Cincinnati Financial Corp.	0.5%
United Rentals, Inc.	0.5%
Ross Stores, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Incyte Corp.	0.5%
Fortinet, Inc.	0.5%
Datadog, Inc., Class A	0.5%
eBay, Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
Morgan Stanley	0.5%
EMCOR Group, Inc.	0.5%
Cincinnati Financial Corp.	0.5%
United Rentals, Inc.	0.5%
Ross Stores, Inc.	0.5%

C000048896 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Discretionary AlphaDEX® Fund
Class Name	First Trust Consumer Discretionary AlphaDEX® Fund
Trading Symbol	FXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.85% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Consumer Discretionary Index, which returned 7.52% for the same Period.
During the Period, investments in the Specialty Retail industry received the greatest allocation of any industry with an average weight of 18.4% and contributed 2.7% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 1.9%, investments in the Distributors industry contributed –0.6% to the Fund’s overall return, which was the most negative return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Consumer Discretionary AlphaDEX® Fund	8.85%	3.55%	7.77%
StrataQuant® Consumer Discretionary Index	9.50%	4.16%	8.43%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Consumer Discretionary Index	7.52%	6.81%	12.62%
Russell 1000® Consumer Discretionary Index	2.33%	5.76%	12.68%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXD for more recent performance information.
Net Assets	$ 269,173,641
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,464,185
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$269,173,641
Total number of portfolio holdings	114
Total advisory fee paid	$1,464,185
Portfolio turnover rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Fox Corp., Class A	1.7%
Dillard’s, Inc., Class A	1.7%
Mattel, Inc.	1.6%
Lyft, Inc., Class A	1.6%
Gap (The), Inc.	1.6%
SharkNinja, Inc.	1.6%
Lithia Motors, Inc.	1.6%
Macy’s, Inc.	1.6%
Lululemon Athletica, Inc.	1.6%
Sirius XM Holdings, Inc.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fox Corp., Class A	1.7%
Dillard’s, Inc., Class A	1.7%
Mattel, Inc.	1.6%
Lyft, Inc., Class A	1.6%
Gap (The), Inc.	1.6%
SharkNinja, Inc.	1.6%
Lithia Motors, Inc.	1.6%
Macy’s, Inc.	1.6%
Lululemon Athletica, Inc.	1.6%
Sirius XM Holdings, Inc.	1.5%

C000048897 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer Staples AlphaDEX® Fund
Class Name	First Trust Consumer Staples AlphaDEX® Fund
Trading Symbol	FXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.71% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Consumer Staples Index, which returned 10.32% for the same Period.
During the Period, investments in the Food Products industry received the greatest allocation of any industry with an average weight of 48.6% and contributed –1.3% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 18.1%, investments in the Beverages industry contributed 2.4% to the Fund’s overall return, which was the greatest return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Consumer Staples AlphaDEX® Fund	4.71%	4.75%	4.60%
StrataQuant® Consumer Staples Index	4.69%	5.23%	5.18%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Consumer Staples Index	10.32%	7.69%	8.22%
Russell 1000® Consumer Staples Index	12.63%	6.73%	6.64%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXG for more recent performance information.
Net Assets	$ 229,274,437
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,267,678
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$229,274,437
Total number of portfolio holdings	42
Total advisory fee paid	$1,267,678
Portfolio turnover rate	95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
JBS N.V., Class A	4.8%
Smithfield Foods, Inc.	4.4%
Ingredion, Inc.	4.3%
General Mills, Inc.	4.2%
McCormick & Co., Inc.	4.1%
Freshpet, Inc.	4.1%
Seaboard Corp.	4.0%
Pilgrim’s Pride Corp.	4.0%
Casey’s General Stores, Inc.	3.6%
Post Holdings, Inc.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JBS N.V., Class A	4.8%
Smithfield Foods, Inc.	4.4%
Ingredion, Inc.	4.3%
General Mills, Inc.	4.2%
McCormick & Co., Inc.	4.1%
Freshpet, Inc.	4.1%
Seaboard Corp.	4.0%
Pilgrim’s Pride Corp.	4.0%
Casey’s General Stores, Inc.	3.6%
Post Holdings, Inc.	3.4%

C000048898 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Energy AlphaDEX® Fund
Class Name	First Trust Energy AlphaDEX® Fund
Trading Symbol	FXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$75	0.62%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 43.00% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Energy Index, which returned 41.17% for the same Period.
During the Period, investments in the Oil, Gas & Consumable Fuels industry received the greatest allocation of any industry with an average weight of 80.4% and contributed 32.7% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 0.1%, investments in the Electrical Equipment industry contributed –0.2% to the Fund’s overall return, which was the most negative contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Energy AlphaDEX® Fund	43.00%	19.30%	6.72%
StrataQuant® Energy Index	44.02%	20.13%	7.43%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Energy Index	41.17%	23.99%	10.16%
Russell 1000® Energy Index	40.15%	22.92%	9.82%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXN for more recent performance information.
Net Assets	$ 379,138,406
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,620,187
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$379,138,406
Total number of portfolio holdings	40
Total advisory fee paid	$2,620,187
Portfolio turnover rate	77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HF Sinclair Corp.	5.7%
APA Corp.	5.0%
Devon Energy Corp.	4.8%
Range Resources Corp.	4.7%
Expand Energy Corp.	4.5%
Antero Resources Corp.	4.5%
EQT Corp.	4.4%
Chord Energy Corp.	3.7%
Ovintiv, Inc.	3.6%
ConocoPhillips	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HF Sinclair Corp.	5.7%
APA Corp.	5.0%
Devon Energy Corp.	4.8%
Range Resources Corp.	4.7%
Expand Energy Corp.	4.5%
Antero Resources Corp.	4.5%
EQT Corp.	4.4%
Chord Energy Corp.	3.7%
Ovintiv, Inc.	3.6%
ConocoPhillips	3.5%

C000048899 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Financials AlphaDEX® Fund
Class Name	First Trust Financials AlphaDEX® Fund
Trading Symbol	FXO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.93% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Financials Index, which returned 10.52% for the same Period.
During the Period, investments in the Insurance industry received the greatest allocation of any industry with an average weight of 34.2% and contributed 6.2% to the Fund’s overall return. With an average weight of 27.6%, investments in the Banks industry contributed 8.0% to the Fund’s overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Financials AlphaDEX® Fund	17.93%	11.37%	13.17%
StrataQuant® Financials Index	18.73%	12.07%	13.92%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Financials Index	10.52%	11.27%	13.68%
Russell 1000® Financials Index	12.45%	13.05%	15.40%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXO for more recent performance information.
Net Assets	$ 1,128,685,877
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 8,561,297
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,128,685,877
Total number of portfolio holdings	106
Total advisory fee paid	$8,561,297
Portfolio turnover rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
MarketAxess Holdings, Inc.	2.3%
Lincoln National Corp.	2.0%
FactSet Research Systems, Inc.	1.8%
Travelers (The) Cos., Inc.	1.8%
Allstate (The) Corp.	1.7%
First American Financial Corp.	1.7%
Central BanCo, Inc.	1.7%
Hartford Insurance Group (The), Inc.	1.7%
MGIC Investment Corp.	1.7%
American International Group, Inc.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MarketAxess Holdings, Inc.	2.3%
Lincoln National Corp.	2.0%
FactSet Research Systems, Inc.	1.8%
Travelers (The) Cos., Inc.	1.8%
Allstate (The) Corp.	1.7%
First American Financial Corp.	1.7%
Central BanCo, Inc.	1.7%
Hartford Insurance Group (The), Inc.	1.7%
MGIC Investment Corp.	1.7%
American International Group, Inc.	1.7%

C000048900 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Health Care AlphaDEX® Fund
Class Name	First Trust Health Care AlphaDEX® Fund
Trading Symbol	FXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.63% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Health Care Index, which returned 26.92% for the same Period.
During the Period, investments in the Biotechnology industry received the greatest allocation of any industry with an average weight of 26.4% and contributed 10.1% to the Fund’s overall return. With an average weight of 25.0%, investments in the Health Care Providers & Services industry contributed 12.4% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 2.0%, investments in the Health Care Technology industry contributed –0.9% to the Fund’s overall return, which was the most negative return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Health Care AlphaDEX® Fund	29.63%	1.19%	7.72%
StrataQuant® Health Care Index	30.52%	1.81%	8.41%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Health Care Index	26.92%	6.02%	9.97%
Russell 1000® Health Care Index	26.59%	5.25%	9.94%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXH for more recent performance information.
Net Assets	$ 1,054,221,358
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 4,569,417
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,054,221,358
Total number of portfolio holdings	75
Total advisory fee paid	$4,569,417
Portfolio turnover rate	124%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Regeneron Pharmaceuticals, Inc.	2.8%
Universal Health Services, Inc., Class B	2.6%
Solventum Corp.	2.5%
Boston Scientific Corp.	2.5%
Zimmer Biomet Holdings, Inc.	2.5%
Guardant Health, Inc.	2.4%
DaVita, Inc.	2.4%
Pfizer, Inc.	2.4%
Tenet Healthcare Corp.	2.3%
Cigna Group (The)	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Regeneron Pharmaceuticals, Inc.	2.8%
Universal Health Services, Inc., Class B	2.6%
Solventum Corp.	2.5%
Boston Scientific Corp.	2.5%
Zimmer Biomet Holdings, Inc.	2.5%
Guardant Health, Inc.	2.4%
DaVita, Inc.	2.4%
Pfizer, Inc.	2.4%
Tenet Healthcare Corp.	2.3%
Cigna Group (The)	2.3%

C000048901 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Class Name	First Trust Industrials/Producer Durables AlphaDEX® Fund
Trading Symbol	FXR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.16% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Industrials Index, which returned 19.86% for the same Period.
During the Period, investments in the Machinery industry received the greatest allocation of any industry with an average weight of 14.6% and contributed 3.6% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 8.3%, investments in the Financial Services industry contributed –1.6% to the Fund’s overall return, which was the most negative return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Industrials/Producer Durables AlphaDEX® Fund	15.16%	9.04%	12.72%
StrataQuant® Industrials Index	15.77%	9.74%	13.48%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Industrials Index	19.86%	13.49%	13.67%
Russell 1000® Industrials Index	14.52%	8.98%	11.89%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXR for more recent performance information.
Net Assets	$ 741,607,839
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 5,684,364
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$741,607,839
Total number of portfolio holdings	157
Total advisory fee paid	$5,684,364
Portfolio turnover rate	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Accenture PLC, Class A	1.5%
PayPal Holdings, Inc.	1.5%
Genpact Ltd.	1.4%
ADT, Inc.	1.3%
Fidelity National Information Services, Inc.	1.3%
Vontier Corp.	1.2%
Fiserv, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Graphic Packaging Holding Co.	1.1%
Mohawk Industries, Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Accenture PLC, Class A	1.5%
PayPal Holdings, Inc.	1.5%
Genpact Ltd.	1.4%
ADT, Inc.	1.3%
Fidelity National Information Services, Inc.	1.3%
Vontier Corp.	1.2%
Fiserv, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Graphic Packaging Holding Co.	1.1%
Mohawk Industries, Inc.	1.1%

C000048902 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Materials AlphaDEX® Fund
Class Name	First Trust Materials AlphaDEX® Fund
Trading Symbol	FXZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 35.49% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Materials Index, which returned 15.32% for the same Period.
During the Period, investments in the Chemicals industry received the greatest allocation of any industry, with an average weight of 40.9%, and contributed 4.7% to the Fund’s overall return. With an average weight of 37.1%, investments in the Metals & Mining industry contributed 20.8% to the Fund’s overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Materials AlphaDEX® Fund	35.49%	7.58%	10.08%
StrataQuant® Materials Index	36.33%	8.28%	10.83%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Materials Index	15.32%	5.53%	9.64%
Russell 1000® Basic Materials Index	25.52%	7.91%	10.77%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXZ for more recent performance information.
Net Assets	$ 368,177,305
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,483,638
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$368,177,305
Total number of portfolio holdings	41
Total advisory fee paid	$1,483,638
Portfolio turnover rate	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	5.6%
Steel Dynamics, Inc.	5.3%
Newmont Corp.	4.9%
Anglogold Ashanti PLC	4.8%
Coeur Mining, Inc.	4.4%
Alcoa Corp.	4.2%
Nucor Corp.	3.9%
Mueller Industries, Inc.	3.7%
Eastman Chemical Co.	3.6%
Mosaic (The) Co.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CF Industries Holdings, Inc.	5.6%
Steel Dynamics, Inc.	5.3%
Newmont Corp.	4.9%
Anglogold Ashanti PLC	4.8%
Coeur Mining, Inc.	4.4%
Alcoa Corp.	4.2%
Nucor Corp.	3.9%
Mueller Industries, Inc.	3.7%
Eastman Chemical Co.	3.6%
Mosaic (The) Co.	3.6%

C000048903 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Technology AlphaDEX® Fund
Class Name	First Trust Technology AlphaDEX® Fund
Trading Symbol	FXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.65% during the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 26.22% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry with an average weight of 29.0% and contributed 23.8% to the Fund’s overall return, which was the greatest return contribution of any industry. With an average weight of 8.3%, investments in the Professional Services industry contributed -2.4% to the Fund’s overall return, which was the most negative return contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Technology AlphaDEX® Fund	24.65%	9.95%	19.42%
StrataQuant Technology® Index	25.38%	10.55%	20.06%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Information Technology Index	26.22%	20.39%	25.21%
Russell 1000® Technology Index	26.91%	19.59%	25.06%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXL for more recent performance information.
Net Assets	$ 2,569,937,525
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 7,736,247
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$2,569,937,525
Total number of portfolio holdings	112
Total advisory fee paid	$7,736,247
Portfolio turnover rate	112%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.4%
EPAM Systems, Inc.	2.2%
PTC, Inc.	2.0%
Leidos Holdings, Inc.	1.9%
Zoom Communications, Inc.	1.8%
Amdocs Ltd.	1.8%
Adobe, Inc.	1.6%
Dell Technologies, Inc., Class C	1.6%
RingCentral, Inc., Class A	1.4%
Western Digital Corp.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.4%
EPAM Systems, Inc.	2.2%
PTC, Inc.	2.0%
Leidos Holdings, Inc.	1.9%
Zoom Communications, Inc.	1.8%
Amdocs Ltd.	1.8%
Adobe, Inc.	1.6%
Dell Technologies, Inc., Class C	1.6%
RingCentral, Inc., Class A	1.4%
Western Digital Corp.	1.4%

C000048904 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Utilities AlphaDEX® Fund
Class Name	First Trust Utilities AlphaDEX® Fund
Trading Symbol	FXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.49% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P 500® Utilities Index, which returned 6.41% for the same Period.
During the Period, investments in the Electric Utilities industry received the greatest allocation of any industry with an average weight of 50.3% and contributed 7.8% to the Fund's overall return, which was the greatest return contribution of any industry. No industry had a negative contribution to overall Fund return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Utilities AlphaDEX® Fund	11.49%	12.09%	8.72%
StrataQuant® Utilities Index	12.23%	12.88%	9.45%
Russell 1000® Index	18.94%	12.12%	14.82%
S&P 500® Utilities Index	6.41%	9.41%	8.94%
Russell 1000® Utilities Index	5.60%	9.72%	8.30%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FXU for more recent performance information.
Net Assets	$ 831,047,490
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 6,459,969
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$831,047,490
Total number of portfolio holdings	42
Total advisory fee paid	$6,459,969
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
National Fuel Gas Co.	4.5%
UGI Corp.	4.4%
PG&E Corp.	4.4%
AES (The) Corp.	4.2%
Eversource Energy	4.2%
Edison International	4.2%
Consolidated Edison, Inc.	4.2%
Exelon Corp.	4.2%
Essential Utilities, Inc.	3.5%
Duke Energy Corp.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
National Fuel Gas Co.	4.5%
UGI Corp.	4.4%
PG&E Corp.	4.4%
AES (The) Corp.	4.2%
Eversource Energy	4.2%
Edison International	4.2%
Consolidated Edison, Inc.	4.2%
Exelon Corp.	4.2%
Essential Utilities, Inc.	3.5%
Duke Energy Corp.	3.4%

C000099059 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Growth AlphaDEX® Fund
Class Name	First Trust Mid Cap Growth AlphaDEX® Fund
Trading Symbol	FNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$79(1)	0.71%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 79	[4]
Expense Ratio, Percent	0.71%	[4],[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.30% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P MidCap 400® Growth Index, which returned 21.18% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 26.7%, and contributed 6.3% to the Fund’s overall return, which was the greatest of any sector. Investments in the Consumer Staples sector, with an average weight of 1.7%, contributed -0.8% to Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Mid Cap Growth AlphaDEX® Fund	21.30%	7.03%	12.86%
Nasdaq AlphaDEX Mid Cap GrowthTM Index	22.16%	7.82%	13.69%
Nasdaq US 600 Mid Cap GrowthTM Index	14.88%	3.64%	10.48%
S&P MidCap 400® Growth Index	21.18%	7.57%	10.96%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNY for more recent performance information.
Net Assets	$ 577,587,332
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 3,450,038
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$577,587,332
Total number of portfolio holdings	227
Total advisory fee paid	$3,450,038
Portfolio turnover rate	135%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Etsy, Inc.	0.9%
Guardant Health, Inc.	0.9%
PACS Group, Inc.	0.9%
Victoria’s Secret & Co.	0.8%
Amneal Pharmaceuticals, Inc.	0.8%
Enova International, Inc.	0.8%
Corcept Therapeutics, Inc.	0.8%
IES Holdings, Inc.	0.8%
Tutor Perini Corp.	0.8%
Coca-Cola Consolidated, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Etsy, Inc.	0.9%
Guardant Health, Inc.	0.9%
PACS Group, Inc.	0.9%
Victoria’s Secret & Co.	0.8%
Amneal Pharmaceuticals, Inc.	0.8%
Enova International, Inc.	0.8%
Corcept Therapeutics, Inc.	0.8%
IES Holdings, Inc.	0.8%
Tutor Perini Corp.	0.8%
Coca-Cola Consolidated, Inc.	0.8%

C000099060 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Value AlphaDEX® Fund
Class Name	First Trust Mid Cap Value AlphaDEX® Fund
Trading Symbol	FNK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$79(1)	0.71%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 79	[6]
Expense Ratio, Percent	0.71%	[6],[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.53% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P MidCap 400® Value Index, which returned 20.77% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 24.4%, and contributed 6.2% to the Fund’s overall return, which was the greatest of any sector. Investments in the Consumer Staples sector, with an average weight of 6.0%, contributed -0.1% to the Fund’s overall return, which was the most negative return contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Mid Cap Value AlphaDEX® Fund	22.53%	9.06%	9.76%
Nasdaq AlphaDEX Mid Cap ValueTM Index	23.46%	9.88%	10.59%
Nasdaq US 600 Mid Cap ValueTM Index	28.24%	9.55%	10.44%
S&P MidCap 400® Value Index	20.77%	9.25%	10.55%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNK for more recent performance information.
Net Assets	$ 228,068,181
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,450,052
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$228,068,181
Total number of portfolio holdings	227
Total advisory fee paid	$1,450,052
Portfolio turnover rate	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
EPAM Systems, Inc.	0.9%
Lithia Motors, Inc.	0.9%
HF Sinclair Corp.	0.9%
Genpact Ltd.	0.9%
SM Energy Co.	0.9%
Ovintiv, Inc.	0.8%
ADT, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
CF Industries Holdings, Inc.	0.8%
Asbury Automotive Group, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
EPAM Systems, Inc.	0.9%
Lithia Motors, Inc.	0.9%
HF Sinclair Corp.	0.9%
Genpact Ltd.	0.9%
SM Energy Co.	0.9%
Ovintiv, Inc.	0.8%
ADT, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
CF Industries Holdings, Inc.	0.8%
Asbury Automotive Group, Inc.	0.8%

C000099061 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Growth AlphaDEX® Fund
Class Name	First Trust Small Cap Growth AlphaDEX® Fund
Trading Symbol	FYC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$87	0.70%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 48.72% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P SmallCap 600® Growth Index, which returned 30.43% for the same Period.
During the Period, the Health Care sector received the greatest allocation of any sector, with an average weight of 24.0%, and contributed 15.1% to the Fund’s return, the largest positive contribution of any sector. No sector represented a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Small Cap Growth AlphaDEX® Fund	48.72%	11.24%	13.92%
Nasdaq AlphaDEX Small Cap GrowthTM Index	49.94%	12.10%	14.81%
Nasdaq US 700 Small Cap GrowthTM Index	39.41%	7.71%	12.58%
S&P SmallCap 600® Growth Index	30.43%	6.69%	11.13%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYC for more recent performance information.
Net Assets	$ 1,321,993,861
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 5,962,456
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$1,321,993,861
Total number of portfolio holdings	266
Total advisory fee paid	$5,962,456
Portfolio turnover rate	127%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Acadian Asset Management, Inc.	0.8%
Chefs’ Warehouse (The), Inc.	0.8%
RingCentral, Inc., Class A	0.8%
Precigen, Inc.	0.7%
First Advantage Corp.	0.7%
Oscar Health, Inc., Class A	0.7%
AtaiBeckley, Inc.	0.7%
National HealthCare Corp.	0.7%
Liquidia Corp.	0.7%
NeoGenomics, Inc.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Acadian Asset Management, Inc.	0.8%
Chefs’ Warehouse (The), Inc.	0.8%
RingCentral, Inc., Class A	0.8%
Precigen, Inc.	0.7%
First Advantage Corp.	0.7%
Oscar Health, Inc., Class A	0.7%
AtaiBeckley, Inc.	0.7%
National HealthCare Corp.	0.7%
Liquidia Corp.	0.7%
NeoGenomics, Inc.	0.7%

C000099062 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap Value AlphaDEX® Fund
Class Name	First Trust Small Cap Value AlphaDEX® Fund
Trading Symbol	FYT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$86	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.71%	[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 42.37% during the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the S&P SmallCap 600® Value Index, which returned 37.16% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector with an average weight of 23.6% and contributed 7.3% to the Fund’s overall return. With an average weight of 11.5%, investments in the Energy sector contributed 9.7% to the Fund’s overall return, which was the greatest return contribution of any sector. No sector represented a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 31, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	10 Year
First Trust Small Cap Value AlphaDEX® Fund	42.37%	9.11%	10.68%
Nasdaq AlphaDEX Small Cap ValueTM Index	43.59%	10.01%	11.54%
Nasdaq US 700 Small Cap ValueTM Index	34.02%	7.51%	10.53%
S&P SmallCap 600® Value Index	37.16%	8.14%	10.19%
Russell 3000® Index	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FYT for more recent performance information.
Net Assets	$ 194,555,801
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 1,089,872
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$194,555,801
Total number of portfolio holdings	264
Total advisory fee paid	$1,089,872
Portfolio turnover rate	110%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
CBIZ, Inc.	1.1%
Everforth, Inc.	1.0%
PBF Energy, Inc., Class A	1.0%
Par Pacific Holdings, Inc.	0.9%
CONMED Corp.	0.9%
Dorian LPG Ltd.	0.8%
DXC Technology Co.	0.8%
International Seaways, Inc.	0.8%
PVH Corp.	0.7%
Adient PLC	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CBIZ, Inc.	1.1%
Everforth, Inc.	1.0%
PBF Energy, Inc., Class A	1.0%
Par Pacific Holdings, Inc.	0.9%
CONMED Corp.	0.9%
Dorian LPG Ltd.	0.8%
DXC Technology Co.	0.8%
International Seaways, Inc.	0.8%
PVH Corp.	0.7%
Adient PLC	0.7%

[1]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[2]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[3]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[4]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[6]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.